CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Operating lease right-of-use asset	$ 412	[1]	$ 412	[1],[2]	$ 413	[2]
Noncurrent operating lease obligation	405	[3]	406	[3],[4]	406	[4]
Affiliated companies
Operating lease right-of-use asset	409		410		410
Noncurrent operating lease obligation	$ 404		$ 404		$ 404

[1]	Includes $409 million as of September 30, 2025 and $410 million as of December 31, 2024 associated with affiliated leases.
[2]	Includes $410 million as of December 31, 2024 and 2023 associated with affiliated leases.
[3]	Includes $404 million as September 30, 2025 and December 31, 2024 associated with affiliated leases.
[4]	Includes $404 million as of December 31, 2024 and 2023 associated with affiliated leases.